Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ 612	€ (5,265)	€ 341
Other comprehensive income, Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	149	(1,396)	(216)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(24)	(3)	52
Total of income tax related to items that will not be reclassified to profit or loss	82	403	10
Items that are or may be reclassified to profit or loss, Financial assets at fair value through other comprehensive income
Unrealized net gains (losses) arising during the period, before tax	676	309	(245)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	323	260	317
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(14)	(2)	(3)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	4	(2)	0
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	0	2
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	(2)
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(1,819)	(20)	457
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	6	(9)	0
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	1	(22)	(10)
Total of income tax related to items that are or may be reclassified to profit or loss	(122)	193	228
Other comprehensive income (loss), net of tax	(1,385)	(809)	(43)
Total comprehensive income (loss), net of tax	(774)	(6,073)	298
Attributable to [Abstract]
Noncontrolling interests	59	136	116
Deutsche Bank shareholders and additional equity components	€ (833)	€ (6,209)	€ 182